Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases

9. Leases

As of December 31, 2024, the Company had the following non-cancellable lease contract.

Description of the lease	Lease term
Office premises	2 to 5 years

(a)	Amount recognized in the consolidated balance sheet:

	2024	2023
	In thousands of USD
Right-of-use assets	$61	$129
Lease liabilities, current	56	95
Lease liabilities, non-current	5	34
Total operating lease liabilities	$61	$129

(b)	A summary of lease cost recognized in the Company’ consolidated statements of operations is as follows:

	2024	2023
	In thousands of USD
Amortization of right-of-use assets	$121	$92
Interest of lease liabilities	$5	$6

Maturity analysis of operating lease liability as of December 31, 2024 is as follows:

Operating lease payment	In thousands of USD
Within one year	57
One to three years	5
Total future minimum lease payments	$62
Less: imputed interest	(1)
Total	61